Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)
Income tax expense (benefit) was as follows:

	At December 31,
	2013	2012
	(Dollars in thousands)
Current expense (benefit):
Federal	$610	$1,355
State	134	172
	744	1,527
Deferred expense (benefit):
Federal	534	(31)
State	26	63
	560	32
Change in valuation allowance related to realization of net state deferred tax asset	(77)	(63)
Total	$1,227	$1,496

Net Deferred Tax Assets
The net deferred tax assets at December 31, 2013 and 2012 are as follows:

	At December 31,
	2013	2012
	(Dollars in thousands)
Deferred tax assets:
Deferred officer compensation	$834	$834
Bad debt expense	1,478	1,662
Indiana net operating loss carryforwards	66	—
Tax credit carryforwards	35	—
Write downs of other real estate owned	259	144
Capital loss carryforwards	52	90
Nonaccrual loan interest	355	345
Market value adjustment on acquired assets and liabilities	31	54
Net unrealized losses on interest rate swaps	402	674
Net unrealized losses on securities available-for-sale	545	—
Other	92	100
	4,149	3,903
Deferred tax liabilities:
Mortgage servicing rights	(140)	(133)
Accretion	(8)	(4)
FHLB stock dividends	(123)	(137)
Deferred loan fees	(105)	(83)
Prepaid expenses	(524)	(116)
Depreciation	(368)	(348)
Net unrealized gains on securities available-for-sale	—	(1,892)
Amortization of other intangible assets	(104)	(140)
Real estate investment trust dividends	(122)	—
	(1,494)	(2,853)
Valuation allowance	(279)	(356)
	$2,376	$694

Income Tax Expense Differed from the Amounts Computed by Applying the U.S. Federal Income Tax Rate
Total income tax expense differed from the amounts computed by applying the U.S. Federal income tax rate of 34% to income before income taxes as a result of the following:

	At December 31,
	2013	2012
	(Dollars in thousands)
Expected income tax expense at:
Federal tax rate	$1,782	$1,966
State tax expense, net of federal benefit	55	114
Increase (decrease) resulting from:
Effect of tax exempt income (net)	(652)	(626)
Other, net	42	42
Total income tax expense	$1,227	$1,496
Effective tax rate	23.4%	25.9%